TAXES (Details 2) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
TAXES
Income tax payable	$ 865,605	$ 517,272
Value added tax payable	475,861	221,243
Other taxes payable	13,499	2,451
Total taxes payable	$ 1,354,965	$ 740,966